RESTRUCTURING CHARGES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
RESTRUCTURING CHARGES

3. RESTRUCTURING CHARGES AND OTHER, NET

September 2012 Program

In September 2012, the Company announced a worldwide restructuring (the “September 2012 Program”), which primarily involved the Company exiting its owned manufacturing facility in France and its leased manufacturing facility in Maryland; rightsizing its organizations in France and Italy; and realigning its operations in Latin America, including consolidating Latin America and Canada into a single operating region, which became effective in the fourth quarter of 2012.

A summary of the restructuring and related charges incurred through September 30, 2013 and expected to be incurred for the September 2012 Program, are as follows:

	Restructuring Charges and Other, Net
	Employee Severance and Other Personnel Benefits	Other	Total Restructuring Charges and Other, Net	Returns(a)	Inventory Write-offs(b)	Other Charges(c)	Total Restructuring and Related Charges
Charges incurred through December 31, 2012(d)	$18.4	$2.3	$20.7	$1.6	$1.2	$0.6	$24.1
Charges (benefits) incurred for the nine months ended September 30, 2013(e)	2.6	(0.8)	1.8	—	0.2	0.2	2.2

Cumulative charges incurred through September 30, 2013	$21.0	$1.5	$22.5	$1.6	$1.4	$0.8	$26.3

Total expected net charges	$21.0	$1.7	$22.7	$1.6	$1.4	$0.8	$26.5

(a)	Returns are recorded as a reduction to net sales in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(b)	Inventory write-offs are recorded within cost of sales in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(c)	Other charges are recorded within SG&A expenses within the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(d)	Included within the $18.4 million of employee severance and other personnel benefits is a net pension curtailment gain of $1.5 million recognized in the year ended December 31, 2012.
(e)	Included within the $(0.8) million of other is a $2.5 million gain on the July 2013 sale of the Company’s manufacturing facility in France, which was recognized in the third quarter of 2013.

The Company expects net cash payments to total approximately $24 million related to the September 2012 Program, of which $3.8 million was paid in 2012, $13.3 million was paid during the nine months ended September 30, 2013, approximately $4 million is expected to be paid during the fourth quarter of 2013 and the remainder in expected to be paid in 2014. The total expected net cash payments of $24 million include cash proceeds of $2.7 million received in the third quarter of 2013 related to the sale of the Company’s manufacturing facility in France.

Details of the movements in the restructuring reserve during the first nine months of 2013 are as follows:

	Balance as of January 1, 2013	(Income) Expense, Net(a)	Foreign Currency Translation			Balance as of September 30, 2013
				Utilized, Net
				Cash	Noncash
September 2012 Program:
Employee severance and other personnel benefits	$18.0	$2.6	$(0.2)	$(13.5)	$—	$6.9
Other	0.9	1.7	—	(2.3)	—	0.3
Lease exit	0.3	—	—	(0.3)	—	—

Total restructuring reserve	$19.2	4.3	$(0.2)	$(16.1)	$—	$7.2

Gain on sale of France facility		(2.5)

Total restructuring charges and other, net		$1.8

(a)

During the nine months ended September 30, 2013, the Company recorded additional charges related to the September 2012 Program primarily due to changes in estimates related to severance and other termination benefits, partially offset by a $2.5 million gain on the July 2013 sale of the Company’s manufacturing facility in France.

As of September 30, 2013 and December 31, 2012, the restructuring reserve balance was included within accrued expenses and other in the Company’s Consolidated Balance Sheets.

3.    RESTRUCTURING CHARGES

September 2012 Program

For the year ended December 31, 2012, the Company recorded charges totaling $24.1 million related to the restructuring that the Company announced in September 2012 (the “September 2012 Program”), which primarily involved the Company exiting its owned manufacturing facility in France and its leased manufacturing facility in Maryland; rightsizing its organizations in France and Italy; and realigning its operations in Latin America, including consolidating Latin America and Canada into a single operating region, which became effective in the fourth quarter of 2012. Certain of the actions were subject to consultations with employees, works councils or unions, and government authorities, which have substantially been concluded as of December 31, 2012. Of the $24.1 million charge: (a) $20.7 million is recorded in restructuring charges; (b) $1.6 million is recorded as a reduction to net sales; (c) $1.2 million is recorded in cost of goods sold; and (d) $0.6 million is recorded in SG&A expenses. Included within the $20.7 million restructuring charges is a net pension curtailment gain of $1.5 million.

The Company expects to recognize approximately $1 million of additional charges in 2013 for a total of approximately $25 million in charges related to the September 2012 Program. The Company expects to pay cash of approximately $24 million related to the September 2012 Program, of which $3.8 million was paid in 2012 and the remainder is expected to be paid in 2013.

2009 Programs

In May 2009, the Company announced a worldwide restructuring (the “May 2009 Program”), which involved consolidating certain functions; reducing layers of management, where appropriate, to increase accountability and effectiveness; streamlining support functions to reflect the new organizational structure; and further consolidating the Company’s office facilities in New Jersey. In the first quarter of 2009, the Company also announced restructuring actions in the U.K., Mexico and Argentina (together with the May 2009 Program, the “2009 Programs”). The $0.3 million remaining balance under the 2009 Programs is expected to be paid out in 2013.

Details of the restructuring activity described above during 2012, 2011 and 2010 are as follows:

				Utilized, Net
	Balance Beginning of Year	(Income) Expenses, Net	Foreign Currency Translation	Cash	Noncash	Balance End of Year
2012
Employee severance and other personnel benefits:
September 2012 Program	$—	$18.4	$0.4	$(2.3)	$1.5	$18.0
Other:
September 2012 Program	—	2.3	—	(0.6)	(0.8)	0.9
Lease exit	1.0	—	—	(0.7)	—	0.3

Total restructuring charges	$1.0	$20.7	$0.4	$(3.6)	$0.7	$19.2

2011
Employee severance and other personnel benefits:
2009 Programs	$1.0	$—	$—	$(1.0)	$—	$—
Lease exit	1.6	—	—	(0.6)	—	1.0

Total restructuring charges	$2.6	$—	$—	$(1.6)	$—	$1.0

2010
Employee severance and other personnel benefits:
2008 Programs	$0.3	$—	$—	$(0.3)	$—	$—
2009 Programs	7.6	(0.2)	—	(6.4)	—	1.0

	7.9	(0.2)	—	(6.7)	—	1.0
Lease exit	2.3	(0.1)	—	(0.6)	—	1.6

Total restructuring charges	$10.2	$(0.3)	$—	$(7.3)	$—	$2.6

As of December 31, 2012, 2011 and 2010, the unpaid balance of the restructuring charges were included in “Accrued expenses and other” and “Other long-term liabilities” in the Company’s Consolidated Balance Sheets.